SALES - Schedule of Cost of Sales (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SALES - Schedule of Cost of Sales (Details) [Line Items]
Sales	$ 8,744,869	$ 11,943,904
Inverters [Member]
SALES - Schedule of Cost of Sales (Details) [Line Items]
Sales	4,965,023	4,804,963
Chargers [Member]
SALES - Schedule of Cost of Sales (Details) [Line Items]
Sales	125,250	358,197
Gasoline Generators [Member]
SALES - Schedule of Cost of Sales (Details) [Line Items]
Sales	2,993,419	3,237,892
Power Bank [Member]
SALES - Schedule of Cost of Sales (Details) [Line Items]
Sales	577,863	3,179,242
Other Products [Member]
SALES - Schedule of Cost of Sales (Details) [Line Items]
Sales	$ 83,314	$ 363,609